Administrative Expenses - Summary of Administrative Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selling, general and administrative expense [abstract]
Labour costs	€ 19,447	€ 17,342	€ 15,578
Professional services costs	3,151	3,690	4,409
Indirect taxes	2,177	3,617	2,354
Directors and audit committee fees	1,895	1,868	736
Office and software maintainance	2,138	1,784	1,502
Depreciation and amortization	1,462	1,657	1,580
Travel expenses	2,689	1,388	868
Mail and Phone	550	519	523
Printing and Stationery	570	354	278
Car costs	467	257	195
Government grants related to PPE	(59)	(54)	(49)
Other	987	880	1,470
Total	€ 35,474	€ 33,302	€ 29,444